Cushing MLP & Infrastructure Total Return Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2022

		Fair
Common Stock - 66.3%	Shares	Value
Energy Metering & Management - 1.3%
Fluence Energy, Inc.(2)	61,000	$1,216,950

Fuel Cell Vehicles - 0.5%
Plug Power, Inc.(2)	15,000	420,600

General Partnerships - 4.9%
Enlink Midstream LLC(1)	447,000	4,541,520

Large Cap Diversified C Corps - 29.1%
Cheniere Energy, Inc.	37,000	5,926,660
Enbridge, Inc.(1)(3)	78,000	3,215,160
Kinder Morgan, Inc.(1)	250,000	4,580,000
ONEOK, Inc.(1)	45,000	2,755,350
Pembina Pipeline Corporation(1)(3)	118,000	4,167,760
TC Energy Corporation(1)(3)	45,000	2,169,000
Williams Companies, Inc.(1)	116,000	3,947,480
		26,761,410
Natural Gas Gatherers & Processors - 13.3%
DT Midstream, Inc.	74,000	4,085,540
Targa Resources Corporation(1)	120,000	8,187,600
		12,273,140
Natural Gas Transportation & Storage - 4.2%
Equitrans Midstream Corporation(1)	420,000	3,893,400

Other Renewable Generation - 0.8%
Bloom Energy Corporation(2)	29,000	736,890

Refiners - 5.3%
Marathon Petroleum Corporation(1)	48,000	4,836,000

Solar - 0.6%
Solaredge Technologies, Inc.(2)	2,000	551,940

Solar Developer - 0.2%
Azure Power Global Ltd.(1)(2)(3)	42,000	150,780

Solar Energy Equipment - 0.9%
Sunrun, Inc.(1)(2)	26,000	858,780

Utilities - 3.1%
NextEra Energy, Inc.(1)	34,000	2,892,040

YieldCo - 2.1%
Clearway Energy, Inc.(1)	53,000	1,966,300
Total Common Stocks (Cost $57,370,823)		$61,099,750

MLP Investments and Related Companies - 41.4%	Units
Crude Oil & Refined Products - 2.2%
Nustar Energy, L.P.	125,000	$1,995,000

Large Cap Diversified C Corps - 7.5%
Plains GP Holdings, L.P.(1)	573,000	6,864,540

Large Cap MLP - 11.5%
Energy Transfer, L.P.(1)	600,000	7,026,000
MPLX, L.P.(1)	110,000	3,588,200
		10,614,200
Natural Gas Gatherers & Processors - 15.8%
Crestwood Equity Partners, L.P.(1)	155,000	4,132,300
DCP Midstream, L.P.(1)	80,000	3,041,600
Hess Midstream, L.P.(1)	122,000	3,453,820
Western Midstream Partners, L.P.(1)	140,000	3,935,400
		14,563,120
Upstream MLPs - 2.0%
Viper Energy Partners, L.P.	60,000	1,831,200

YieldCo - 2.4%
NextEra Energy Partners, L.P.(1)	27,000	2,216,430
Total MLP Investments and Related Companies (Cost $38,313,328)		$38,084,490

Preferred Stock - 2.4%
Crude Oil & Refined Products - 0.3%
NGL Energy Partners, L.P.(1)(2)	20,313	$253,405

Utilities - 2.1%
NextEra Energy Capital Holdings, Inc.(1)	81,000	1,973,970
Total Preferred Stock (Cost $2,549,836)		$2,227,375

Short-Term Investments - Investment Companies - 16.8%	Shares
First American Government Obligations Fund - Class X, 2.00% (4)	7,756,832	$7,756,832
First American Treasury Obligations Fund - Class X, 2.09% (4)	7,756,833	7,756,833
Total Short-Term Investments - Investment Companies (Cost $15,513,665)		$15,513,665
Total Investments - 126.9% (Cost $113,747,652)		$116,925,280
Liabiliities in Excess of Other Assets - (26.9)%		(24,805,690)
Net Assets Applicable to Common Stockholders - 100.0%		$92,119,590

(1)	All or a portion of these securities are held as collateral pursuant to the loan agreements.
(2)	No distribution or dividend was made during the period ended August 31, 2022. As such, it is classified as a non-income producing security as of August 31, 2022.
(3)	Foreign issued security. Foreign concentration is as follows: Canada 10.37%, Mauritius 0.16%.
(4)	Rate reported is the current yield as of August 31, 2022.

Fair Value Measurements

Various inputs that are used in determining the fair value of the Fund’s investments are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities
•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

These inputs are summarized in the three broad levels listed below.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2022	(Level 1)	(Level 2)	(Level 3)
Assets Equity Securities
Common Stock (a)	$61,099,750	$61,099,750	$-	$-
Master Limited Partnerships and Related Companies (a)	38,084,490	38,084,490	-	-
Preferred Stock (a)	2,227,375	2,227,375	-
Total Equity Securities	101,411,615	101,411,615	-	-
Other Short Term Investments (a)	15,513,665	15,513,665	-	-
Total Other	15,513,665	15,513,665	-	-
Total Assets	$116,925,280	$116,925,280	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments. The Fund did not hold Level 3 investments at any time during the period ended August 31, 2022.

Transfers into and out of each level are measured at fair value at the end of the period.  There were no transfers between any levels during the period ended August 31, 2022.